STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock Direct Offering, October 2016	Common Stock Private Placement, September 2017	Common Stock At-The-Market Equity Offering	Common Stock	Additional Paid-in Capital Direct Offering, October 2016	Additional Paid-in Capital Private Placement, September 2017	Additional Paid-in Capital At-The-Market Equity Offering	Additional Paid-in Capital	Accumulated Deficit	Direct Offering, October 2016	Private Placement, September 2017	At-The-Market Equity Offering	Total
Balance at Dec. 31, 2015				$ 14				$ 515,319	$ (513,474)				$ 1,859
Balance (in shares) at Dec. 31, 2015				14,037,411
Increase (Decrease) in Stockholders' Equity
Proceeds from issue of new stock or shares	$ 2				$ 13,690					$ 13,692
Proceeds from issue of new stock or shares (in shares)	1,728,395
Shares issued under direct offering	1,728,395
Vesting of restricted stock units, net of shares withheld for tax payments								(208)					(208)
Vesting of restricted stock units, net of shares withheld for tax payments (in shares)				154,170
Directors' deferred compensation								132					132
Share-based compensation								2,957					2,957
Warrant liability reclassification								19,186					19,186
Settlement of fractional shares upon reverse stock split								(3)					(3)
Settlement of fractional shares upon reverse stock split (in shares)				(404)
Net loss									(17,724)				(17,724)
Balance at Dec. 31, 2016				$ 16				551,073	(531,198)				19,891
Balance (in shares) at Dec. 31, 2016				15,919,572
Increase (Decrease) in Stockholders' Equity
Proceeds from issue of new stock or shares (in shares)		5,483,320
Issuance of common stock and warrants in private placement, net of offering costs		$ 6				$ 45,642					$ 45,648
Shares issued under direct offering		5,483,320
Vesting of restricted stock units, net of shares withheld for tax payments								(156)					(156)
Vesting of restricted stock units, net of shares withheld for tax payments (in shares)				139,017
Directors' deferred compensation								166					166
Share-based compensation								3,151					3,151
Net loss									(30,439)				(30,439)
Balance at Dec. 31, 2017				$ 22				599,876	(561,637)				$ 38,261
Balance (in shares) at Dec. 31, 2017				21,541,909									21,541,909
Increase (Decrease) in Stockholders' Equity
Issuance of common stock upon exercise of warrants				$ 1				(1)
Issuance of common stock upon exercise of warrants (in shares)				674,579
Exercise of employee stock options								103					$ 103
Exercise of employee stock options (in shares)				6,000
Proceeds from issue of new stock or shares			$ 1				$ 24,473					$ 24,474
Proceeds from issue of new stock or shares (in shares)			1,501,501
Shares issued under direct offering			1,501,501
Vesting of restricted stock units, net of shares withheld for tax payments								(672)					(672)
Vesting of restricted stock units, net of shares withheld for tax payments (in shares)				327,855
Directors' deferred compensation								166					166
Share-based compensation								2,197					2,197
Net loss									(38,418)				(38,418)
Balance at Dec. 31, 2018				$ 24				$ 626,142	$ (600,055)				$ 26,111
Balance (in shares) at Dec. 31, 2018				24,051,844									24,051,844